Segment Information (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The following table presents segment information for the Company’s two reportable segments:

	THREE MONTHS ENDED
	September 30,
	2016	2015
	(In thousands)
Net (loss) income:
MPA	$(90)	$(335)
MPUK	$(185)	$1
Corporate	(1,920)	(1,710)
Inter-segment elimination	—	4

Consolidated net loss from continuing operations	$(2,195)	$(2,040)

	September 30, 2016	June 30, 2016
	(In thousands)
Total assets:
MPA	$1,069	$1,194
MPUK	$2,345	1,234
Corporate	59,762	61,315
Inter-segment elimination (1)	(57,339)	(58,235)

Total assets of continuing operations	$5,837	$5,508

The following table presents segment information for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Net income (loss) from continuing operations:
MPA	1,497	(16,146)
MPUK	(371)	(1,079)
Corporate	(4,507)	(4,394)
Inter-segment eliminations	53	23

Consolidated net losses from continuing operations	$(3,328)	$(21,596)

Assets:
MPA	1,194	4,593
MPUK (1)	1,234	1,067
Corporate	61,315	60,733
Inter-segment eliminations (2)	(58,235)	(58,129)

Consolidated assets of continuing operations	$5,508	$8,264

Expenditures for additions to long-lived assets:
MPUK	—	—
Corporate	1	3

Consolidated expenditures for long-lived assets of continuing operations	$1	$3

(1)	Refer to Note 22 — Supplemental Oil and Gas Information (Unaudited) for disclosures relating to non-cash charges to capitalized costs.
(2)	Asset inter-segment eliminations are primarily derived from investments in subsidiaries.

The following table summarizes other significant items for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Depreciation:
Corporate	54	148

Consolidated depreciation	$54	$148

Exploration:
MPA	53	91
MPUK	18	148

Consolidated exploration	$71	$239